Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of acquired intangible assets
Gross carrying amount	$ 57,108	$ 32,145	$ 32,145
Accumulated amortization	22,573	19,590	16,915
Net	34,535	12,555	15,230
Client contracts and broker relationships [Member]
Schedule of acquired intangible assets
Gross carrying amount	44,424	26,534	26,534
Accumulated amortization	17,079	15,206	13,224
Net	27,345	11,328	13,310
Trade names [Member]
Schedule of acquired intangible assets
Gross carrying amount	2,010	1,020	1,020
Accumulated amortization	663	542	388
Net	1,347	478	632
Technology [Member]
Schedule of acquired intangible assets
Gross carrying amount	7,542	2,580	2,580
Accumulated amortization	3,104	2,177	1,678
Net	4,438	403	902
Noncompete agreements [Member]
Schedule of acquired intangible assets
Gross carrying amount	2,011	2,011	2,011
Accumulated amortization	1,685	1,665	1,625
Net	326	346	386
Favorable lease [Member]
Schedule of acquired intangible assets
Gross carrying amount	1,121
Accumulated amortization	42
Net	$ 1,079